CVC - DERIVATIVE CONTRACTS AND COLLATERALIZED INDEBTEDNESS - Settlements of Collateralized Indebtedness (Details) $ in Thousands	1 Months Ended	3 Months Ended		6 Months Ended	12 Months Ended
	Feb. 28, 2017	Mar. 31, 2018 USD ($)	Mar. 31, 2017 USD ($)	Jun. 20, 2016 USD ($) shares	Dec. 31, 2017 USD ($) shares	Dec. 31, 2016 USD ($)	Dec. 31, 2015 USD ($) shares
Derivative [Line Items]
Number of shares (in shares) | shares					26,815,368
Collateralized indebtedness settled					$ (774,703)
Derivative contracts settled					(56,356)
Derivatives contracts settled		$ 0	$ (150,084)		(831,059)	$ (143,102)
Proceeds from new monetization contracts		$ 0	$ 156,136		838,794	$ 179,388
Net cash proceeds					$ 7,735
Comcast
Derivative [Line Items]
Stock spit, conversion ratio	2
Cablevision Systems Corporation And Subsidiaries
Derivative [Line Items]
Number of shares (in shares) | shares				10,802,118			26,815,368
Collateralized indebtedness settled				$ (273,519)			$ (569,562)
Derivative contracts settled				(8,075)			(69,675)
Derivatives contracts settled				(281,594)			(639,237)
Proceeds from new monetization contracts				337,149			774,703
Net cash proceeds				$ 55,555			$ 135,466